Expense Example - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Small-Mid Cap Opportunities ETF - Fidelity Small-Mid Cap Opportunities ETF	Feb. 09, 2024 USD ($)
Expense Example:
1 year	$ 44
3 years	138
5 years	241
10 years	$ 542